Other Assets	12 Months Ended
Dec. 31, 2010
Other Assets
Other Assets
5.	OTHER ASSETS:

Other assets consist of patent costs. The gross amount of patents and the related accumulated amortization were as follows:

	December 31,
	2010	2009
Patents	$2,359,217	$2,204,392
Accumulated amortization	(1,049,739)	(952,554)

	$1,309,478	$1,251,838

Amortization expense, including $26,266 and $59,947 for the write-off of abandoned patents in 2010 and 2009, respectively, was as follows:

Year Ended December 31,	Patents	Debt Issuance Costs
2010	$137,866	$—
2009	171,545	6,790

Patents are amortized over their useful lives of 17 years with no residual value. Amortization is as follows over the next five years and thereafter:

Year Ending December 31,	Patents
2011	$111,600
2012	120,000
2013	120,000
2014	120,000
2015	120,000
Thereafter	717,878